Business Combination - Schedule of Fair Value of Identifiable Assets and Assumed Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Jul. 28, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Property, plant and equipment			$ 2
Goodwill	$ 123	$ 116	42	$ 76
Technology [Member]
Business Acquisition [Line Items]
Intangible assets			6
In-process R&D [Member]
Business Acquisition [Line Items]
Intangible assets			40
AMS [Member]
Business Acquisition [Line Items]
Property, plant and equipment			2
Goodwill			42
Total net assets at fair value			90
Purchase consideration			90
AMS [Member] | Technology [Member]
Business Acquisition [Line Items]
Intangible assets			6
AMS [Member] | In-process R&D [Member]
Business Acquisition [Line Items]
Intangible assets			$ 40